Income Tax (Schedule of Unrecognized Tax Benefits Roll Forward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits Beginning Balance	$ 191	$ 262	$ 102
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	0	0	174
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	7	9	1
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(10)	(79)	(14)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(3)	(1)	(1)
Unrecognized Tax Benefits Ending Balance	$ 185	$ 191	$ 262